PERPETUAL CARE TRUSTS - Reconciliation of Perpetual Care Trust Activities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	$ 330,562	$ 339,928	$ 339,928
Balance, end of period	343,028		330,562	$ 339,928
Variable Interest Entity, Primary Beneficiary | Perpetual care trusts
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	330,562	339,928	339,928	333,780
Contributions	5,520	10,795	13,162	9,505
Distributions	(16,709)	(13,790)	(18,390)	(17,491)
Interest and dividends	15,621	17,416	22,198	17,978
Capital gain distributions	1,134	612	808	708
Realized gains and losses, net	2,303	353	473	1,061
Other than temporary impairment	(1,297)	(7,449)	(18,038)
Taxes	(634)	(292)	(237)	(252)
Fees	(2,388)	(4,087)	(4,412)	(2,280)
Unrealized change in fair value	8,916	1,536	(4,930)	(3,081)
Balance, end of period	$ 343,028	$ 345,022	$ 330,562	$ 339,928